Business Combination and Financing Activities - Schedule of Net Assets (Details) SFr in Thousands	Mar. 02, 2023 CHF (SFr)
Net assets
Net assets	SFr (662)
EBAC
Net assets
Cash and cash equivalents	11,547
Public & private warrants	(2,136)
Deferred underwriting fee	(3,108)
Accrued transaction costs	(4,400)
Others	(1,241)
Net assets	SFr 662